TRADE AND OTHER RECEIVABLES INTERCOMPANY (Details) $ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Condensed Financial Statements, Captions [Line Items]
Total trade and other receivables	£ 63,359,000		£ 2,175,000
Payments in advance to related parties	41,630,000
ePIC
Condensed Financial Statements, Captions [Line Items]
Prepayments and other receivables	13,194,000		812,000
Mining equipment prepayments	47,426,000
Other taxation and social security	2,739,000		1,364,000
Total trade and other receivables	63,359,000		£ 2,176,000
Payments to related parties	3,430,000
Amount deposited | $		$ 5
True North
Condensed Financial Statements, Captions [Line Items]
Payments to related parties	£ 2,366,000